SHARE-BASED COMPENSATION (DETAILS)	0 Months Ended							6 Months Ended	12 Months Ended
	Oct. 23, 2012	Sep. 01, 2012	Dec. 16, 2010	Jul. 12, 2010	Aug. 20, 2009	Jul. 20, 2009	Feb. 02, 2009	Mar. 31, 2010	Dec. 31, 2012 CNY	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 batch	Dec. 31, 2007 batch	Jul. 09, 2012 Mr. Donald Zhang USD ($)	Oct. 19, 2007 The ESOP	Jul. 09, 2012 The Plan USD ($)	Dec. 31, 2007 Batch A	Dec. 31, 2007 Batch B	Dec. 31, 2008 Batch C	Dec. 31, 2008 Batch D
Share-Based Compensation [Line Items]
Shares authorized for issuance															52,500,000
Ordinary shares, shares reserved															85,300,000
Number of shares reserved for issuance as percentage of the equity interest of the company															8.41%
Number of bacthes of options granted												2	2
Percentage of options vested and exercisable on the 181st day following the date of an IPO																	33.33%
Percentage of options vested and exercisable on the first anniversary of an IPO																	66.67%
Percentage of options vested and exercisable on the first anniversary of the effective date of the employment																		25.00%
Percentage of options vested and exercisable on each of the first, second and third anniversary dates of the effective date of the option agreement				33.33%					33.33%										33.33%
Percentage of options vested and exercisable on each of the first, second and third anniversary dates of the date of Employment of Optionee																				33.33%
Percentage of options vested and exercisable on each of the first, second and third anniversary dates of the date of employment of the option holder						33.33%	33.33%
Percentage of options vested and exercisable on the first anniversary dates of the effective date of the option agreement			50.00%
Percentage of options of the first batch vesting on the first anniversary of the effective date of the employment agreement between the option holders and the Company					50.00%
Percentage of options of the second batch vesting on each of the first, second and third anniversary dates of employment of the option holders					33.33%
Share options granted	400,000	500,000	2,750,000	2,500,000	2,500,000	700,000	200,000		900,000	5,250,000	3,400,000
Share options becoming vested and exercisable as the first batch in period					1,500,000
Share options becoming vested and exercisable as the second batch in period					1,000,000
Number of ordinary shares that each share option exercisable is made into by modification								0.87
Term of share options, in years									5 years
American Depositary Share, par value (in dollars per share)														$ 1.30		$ 1.18
American Depositary Share, par value (as percentage of 30-trading day volume weighted average price)														110.00%		100.00%
Incremental fair value as a result of the modification of options									1,930,000